Derivative Warrants Liabilities (Details) - Schedule of weighted average of inputs - Fair Value, Inputs, Level 3 [Member] - $ / shares	1 Months Ended	12 Months Ended
	Feb. 18, 2019 [1]	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share price (in Dollars per share)	$ 0.34	$ 0.33
Exercise price (in Dollars per share)	$ 1.08	$ 1.02
Expected volatility	52.10%	73.70%
Risk-free interest	0.45%	0.48%
Dividend yield	0.00%	0.00%
Expected life of up to (years)	317 days	58 days

[1]	On February 18, 2019, the Company modified the expiration date of 9,752,984 and 2,028,568 outstanding Series B warrants from February 28, 2019 and May 16, 2019, respectively, both to December 31, 2019.